Unrecognized items (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfUnrecognizedItemsLineItems [Line Items]
Commitments for minimum lease payments in relation to non-cancellable operating leases:	€ 575	€ 717
Commitments for minimum payments in relation to non-cancellable operating contracts or services	29,307	4,532
Within one year
SummaryOfUnrecognizedItemsLineItems [Line Items]
Commitments for minimum lease payments in relation to non-cancellable operating leases:	283	244
Commitments for minimum payments in relation to non-cancellable operating contracts or services	19,624	4,437
After one year but not more than five years
SummaryOfUnrecognizedItemsLineItems [Line Items]
Commitments for minimum lease payments in relation to non-cancellable operating leases:	292	473
Commitments for minimum payments in relation to non-cancellable operating contracts or services	9,684	88
More than five years
SummaryOfUnrecognizedItemsLineItems [Line Items]
Commitments for minimum lease payments in relation to non-cancellable operating leases:	0	0
Commitments for minimum payments in relation to non-cancellable operating contracts or services	€ 0	€ 7